Exhibit 99.42

Exception Detail
Run Date - 03/09/2023 11:12:25 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXX	4000008498	XXXXXXXXX	7020557	437	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		Verbal XXXXXXXXXXXX dated within XX days of note date XX/X/XX	received			12/09/2022			A	1	XXXXXXXXXX	NY	1	13	D	A	D	A	A	A	A	A		Non-QM	1
XXXXXXX	4000008284	XXXXXXXXX	7024588	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		DTI exceeds XX%		Exception approved. XXXXXXXX has lived in subject for X years, XXX is XX%, XXX XXXX and paying off debt with this loan. XX other exceptions allowed and subject to final review.				12/13/2022	B	2	XXXXXXXXXX	NJ	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	4000008284	XXXXXXXXX	7024590	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		File short XXXXXXXX of $XX.XX required $XXXX xX.X=$XXXX available is $XXXX.XX		Exception approved. XXXXXXXX has lived in subject for X years, XXX is XX%, XXX XXXX and paying off debt with this loan. XX other exceptions allowed and subject to final review.				12/13/2022	B	2	XXXXXXXXXX	NJ	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	4000008284	XXXXXXXXX	7024599	335	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Calculation Incorrect		XXXX statement income worksheet has included transferred income in the monthly calculations, removal of all transferred deposits exceed XXX over XXX% - evidence of transferred accounts required to be added back.	Updated XXXX statement has been provided along with acceptable explanation.			12/28/2022			A	1	XXXXXXXXXX	NJ	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	4000008284	XXXXXXXXX	7024600	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Final loan approval required. (only exception form provided)	XXXX has been provided.		Reviewer 12/19/2022 06:50 PM; Received the lock confirmation and not the final loan approval	12/28/2022			A	1	XXXXXXXXXX	NJ	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	4000008771	XXXXXXXXXXXXXX	7030494	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			12/14/2022			A	1	XXXXXXXXXX	DE	1	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXXXXX	4000008771	XXXXXXXXXXXXXX	7030495	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		X% tolerance violation in the amount of $XX.XX for the increase in the XXXX/county tax/stamps and XXXXX tax/stamps fees without a valid XXX. XXXXXX provide a XXXX reflecting full cure along with XXX and proof of refund to the borrower.			Reviewer 12/07/2022 03:02 PM; CD uploaded was in file at review Reviewer 12/08/2022 08:57 AM; Nothing provided to clear		12/14/2022		B	2	XXXXXXXXXX	DE	1	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXXXXX	4000008771	XXXXXXXXXXXXXX	7030496	378	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Initial/Final 1003 incomplete/missing		XXXXX XXXX does not reflect any asset information. XXXXXX in the amount of X,XXX,XXX.XX has been verified and is missing from the XXXXX XXXX.	received			12/07/2022			A	1	XXXXXXXXXX	DE	1	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXXXXX	4000008766	XXXXXXXXXXXXXX	7030499	317	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Hud-1 from sale		XXXXXXX final settlement statement for the sale of XXXXX XXXXX XXXXX XX to evidence net proceeds of $XXXXXX.XX. XXXX the estimated XXX was provided.	received			12/07/2022			A	1	XXXXXXXXXX	CA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXX	4000008790	XXXXXXXXXXXXXX	7030500	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		XXXXXXX shock is over X.Xx; borrower does not have XX months rent checks or mortgage history.		The exception was granted for payment shock with the following compensating factors: XX XXXX since XXXX; XXXXXX XXXXXX after XXXXX-$XXX,XXX XXXXXX residual income of $XX,XXX. XX years self employed and low XXX.				12/12/2022	B	2	XXXXXXXXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	4000008773	XXXXXXXXXXXXXX	7030527	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			12/08/2022			A	1	XXXXXXXXXX	CA	2	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	4000008773	XXXXXXXXXXXXXX	7030528	897	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Other		XXXXXX provide proof that the XX issued XX/X has been rec'd by the borrowers.	The XX/X XX was the final signed XX at closing, closing was anticipated to take place on XX/X, however it did not occur until XX/X. XX that it was manually edited to write in the date of XX/X is an exact match			12/08/2022			A	1	XXXXXXXXXX	CA	2	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	4000009029	XXXXXXXXXXXXXX	7030529	862	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		XXX XXXX of XXXXX/XXXXXXXX reflected a notary acknowledgement that contained a date line; however, the date line was not completed. XXXXXXX XXXX of XXXXX/XXXXXXXX with notary information and a XXXXXX of XXXXXX to XX-record.	Information provided			12/14/2022			A	1	XXXXXXXXXX	IN	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	4000008769	XXXXXXXXXXXXXX	7030530	322	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		XXX borrower’s XXXX of XXX does not meet the minimum required fico of XXX for XXXXX-time investors with XXX ratio over XX%.		Exception approved. XXXX factors: XX years credit depth, X year homeownership, $XXXX in verified assets, XX credit history in past XX months				12/08/2022	B	2	XXXXXXXXXX	CA	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXX	6000084275	XXXXXXXXXXXXXX	7047887	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		XXX XXXXXXX shock X% -XXXXXXXX payment shock X.XX%		XXXXXXXX owned home free and clear reason for high payment shock. XXXXXXXXXXXX factors XXXXXX residual income and XXXXXX reserves.				08/12/2022	B	2	XXXXXXXXXX	WI	1	13	A	B	A	B	A	A	A	A		Non-QM	1
XXXXXXX	6000086190	XXXXXXXXXXXXXX	7061964	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			11/21/2022			A	1	XXXXXXXXXX	AZ	1	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086190	XXXXXXXXXXXXXX	7061965	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		0% tolerance violation in the amount of $749.60 for the increase in the loan origination fee without a COC. Please provide a PCCD reflecting full cure along with LOX and proof of refund to the borrower.	Information provided			11/21/2022			A	1	XXXXXXXXXX	AZ	1	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086186	XXXXXXXXXXXXXX	7061968	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.						11/14/2022			A	1	XXXXXXXXXX	MN	1	1	C	B	C	B	C	B	A	A		Non-QM	1
XXXXXXX	6000086186	XXXXXXXXXXXXXX	7061969	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		0% tolerance violation in the amount of $150 for the addition of the 2nd appraisal fee without a valid COC. Please provide a PCCD reflecting full cure along with LOX and proof of refund to the borrower.					11/14/2022		B	2	XXXXXXXXXX	MN	1	1	C	B	C	B	C	B	A	A		Non-QM	1
XXXXXXX	6000086186	XXXXXXXXXXXXXX	7061970	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		*1008 reflects the Loan amount as XXXX when the correct loan amount per the Note is XXXX	received			11/09/2022			A	1	XXXXXXXXXX	MN	1	1	C	B	C	B	C	B	A	A		Non-QM	1
XXXXXXX	6000086186	XXXXXXXXXXXXXX	7061971	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Deviation 700 credit score required for 85% LTV.		Credit score of 681 below required score of 700 for 85% LTV; score and mortgage modification exception approved by XXXX. Excellent current mortgage payment history since modification; strong residual of $22,775; strong reserves of over $50,000; Payment shock 5.60, need Sr Management approval. Compensating factors: Excellent current mortgage payment history since modification; strong residual of $22,775; strong reserves of over $50,000.				11/11/2022	B	2	XXXXXXXXXX	MN	1	1	C	B	C	B	C	B	A	A		Non-QM	1
XXXXXXX	6000086186	XXXXXXXXXXXXXX	7061972	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Deviation Payment shock Max 3X.		Credit score of 681 below required score of 700 for 85% LTV; score and mortgage modification exception approved by XXXX. Excellent current mortgage payment history since modification; strong residual of $22,775; strong reserves of over $50,000; Payment shock 5.60, need Sr Management approval. Compensating factors: Excellent current mortgage payment history since modification; strong residual of $22,775; strong reserves of over $50,000.				11/11/2022	B	2	XXXXXXXXXX	MN	1	1	C	B	C	B	C	B	A	A		Non-QM	1
XXXXXXX	6000086237	XXXXXXXXXXXXXX	7061973	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			11/30/2022			A	1	XXXXXXXXXX	TX	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086237	XXXXXXXXXXXXXX	7061974	893	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Need re-disclosed LE within 3 days of change of circumstance		Re-disclosed LE is missing. Please provide the LE issued within 3 days of the 11/9 Change of Circumstance.	Information provided			11/30/2022			A	1	XXXXXXXXXX	TX	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086251	XXXXXXXXXXXXXX	7061977	65	XXXXXXXXXX	Compliance	Right to Cancel		Right to Cancel - is missing.			Information provided			11/30/2022			A	1	XXXXXXXXXX	TX	1	3	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086240	XXXXXXXXXXXXXX	7061978	228	XXXXXXXXXX	Credit	UW Approval		UW Approval - Signed 4506C missing		The co-borrower's 4506C and executed transcripts were not provided.	Documentation provided is sufficient.			12/01/2022			A	1	XXXXXXXXXX	NV	3	1	B	A	B	A	N/A	N/A	A	A		Exempt	1
XXXXXXX	6000086223	XXXXXXXXXXXXXX	7061981	327	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Rent History is required for a First Time Homebuyer.		The exception for no rent history was granted with the following compensating factors: Borrower living rent-free with family; The borrower has excellent credit with no major credit events; good reserves of over $33,000; good residual of $5198.				11/30/2022	B	2	XXXXXXXXXX	OH	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	6000086188	XXXXXXXXXXXXXX	7061982	201	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - is missing.		Please provide evidence of Hazard Insurance	Information provided			11/30/2022			A	1	XXXXXXXXXX	GA	1	13	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXX	6000086188	XXXXXXXXXXXXXX	7061983	336	XXXXXXXXXX	Credit	UW Income/Employment	UW Income/Employment - UW - Income Other	*CPA Letter reflects 100% owner as XXXX not XXXX. Business is registered to only XXXX per Secretary of State. Explanation from CPA is needed and additional conditions may apply.	received URLA with requested information.	Reviewer 12/07/2022 07:51 AM; Documents received did not include the LOE from the CPA regarding owner of business

 Client 12/07/2022 10:43 AM; File updated to reflect coborrower as owner of the business. Income updated to reflect this. Thanks.

 Reviewer 12/07/2022 01:46 PM; Documents received did not include the LOE from the CPA regarding owner of business

 Client 12/12/2022 11:46 AM; XXXX can be a registered XXXX without having ownership in the company. The CPA has stated that XXXX owns it 100%.  Documentation should be sufficient. Thanks.

 Reviewer 12/12/2022 12:35 PM; Per the information provided by the CPA, the borrower is not an owner of the company being used as income. The Bank statements provided cannot be utilized to calculate income for the Borrower. Provide updated URLA reflecting the Borrower is not an owner of XXXX and provide income documentation.

 Client 12/12/2022 01:18 PM; Underwriting analysis and loan approval both identify that there is no income from the borrower being used. The bank statements are for the co-borrower business income.

 Reviewer 12/12/2022 01:56 PM; Per the Final URLA provided, XXXX has less than a 25% ownership in XXXX with $0 income and XXXX has more than 25% ownership and all the income.

 Reviewer 12/12/2022 01:56 PM; Per the Final URLA provided, XXXX has less than a 25% ownership in XXXX with $0 income and XXXX has more than 25% ownership and all the income.

 Reviewer 12/12/2022 09:29 PM;

															12/12/2022			A	1	XXXXXXXXXX	GA	1	13	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXX	6000086241	XXXXXXXXXXXXXX	7061987	322	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit - Minimum FICO		FICO of 710 does not meet minimum guideline of 720 for first time investor		Client approved the FICO exception. Compensating Factors: 710 FICO with 9 yrs. credit history, high monthly residual income of $15,887.16, S/E owning same business for over 7 years and other borrower at same company over 11 years				12/19/2022	B	2	XXXXXXXXXX	TX	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXXXXX	6000086226	XXXXXXXXXXXXXX	7061988	973	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Other		CD issued 11/29/2022 is wet signed by borrower on 11/25/2022. Please provide LOX for further review.	This is the final CD ; Per explanation from client It was a typo by the Doc Processor. The CD was issued on 11/23/22 and signed on 11/25/22. The funding date was 11/29/22. The print date at the bottom is partially cut off but you can see that it was issued on 11/23		Client 12/01/2022 06:16 PM; It was a typo by the Doc Processor. The CD was issued on 11/23/22 and signed on 11/25/22. The funding date was 11/29/22. Thanks. Reviewer 12/02/2022 07:39 AM; Reviewer 12/02/2022 08:42 AM; Good Morning, this has been cleared. Thank you & Happy Friday!	12/02/2022			A	1	XXXXXXXXXX	CA	2	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086247	XXXXXXXXXXXXXX	7061989	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTION Max Payment Shock 3% and up to 5% with Senior Management Approval		DEVIATION REQUEST: Payment Shock of 5.46%, approved by Senior Management with DTI under 40% and MAX 70% LTV. At final payment Shock dropped to 4.47 percent COMPENSATING FACTORS: Mid FICO 741, 2 mtgs, 1 install, 26 rev, 82% rev lim avail-not a credit abuser, good overall credit, 112 mths exc mtg history, residual income $33,393 for 4 person HH, stable S/E emp/inc for 4+ yrs, reserves after closing $XXXX, curr prim res 8 yr; 10.17.22 pricing: 7.999% (ExpAA, 741 FICO, 70% LTV) + 0.125% (24 mth bk stmt) - 0.125%(ln amt>$750k, <$1.5mm) = 7.999%, 0.50 pts to LMC for pay shock exception, unstacked and stacked $XXXX/70%				11/28/2022	B	2	XXXXXXXXXX	FL	1	1		B	C	B		A	A	A		Non-QM	1
XXXXXXX	6000086228	XXXXXXXXXXXXXX	7061990	861	XXXXXXXXXX	Credit	Note		Note - Other:		Prepayment addendum penalty structure is blank. Please provide updated prepayment addendum.	Per client: no Prepayment Penalty, as reflected on the final CD.		Client 11/29/2022 04:47 PM; Confirming no Prepayment Penalty, as reflected on the final CD. Reviewer 11/29/2022 04:54 PM; Reviewer 11/30/2022 09:07 AM; Good Morning! Thank you, Condition has been cleared.	11/30/2022			A	1	XXXXXXXXXX	NJ	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXX	6000086228	XXXXXXXXXXXXXX	7061991	875	XXXXXXXXXX	Credit	Disclosure		Disclosure - Other:		Guarantor Agreement is missing	Information provided		Reviewer 11/30/2022 10:25 AM; It appears XXXX income was also used in this transaction. She must also sign the Guarantor Agreement.	11/30/2022			A	1	XXXXXXXXXX	NJ	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXX	6000086248	XXXXXXXXXXXXXX	7061999	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		*Final Closing Disclosure is missing page 3	received			12/01/2022			A	1	XXXXXXXXXX	FL	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXX	6000086253	XXXXXXXXXXXXXX	7062000	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			12/12/2022			A	1	XXXXXXXXXX	TX	1	1	C	B	A	B	C	A	A	A		Non-QM	1
XXXXXXX	6000086253	XXXXXXXXXXXXXX	7062001	895	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Please provide the initial CD issued and received 3 days prior to consummation	Information provided			12/12/2022			A	1	XXXXXXXXXX	TX	1	1	C	B	A	B	C	A	A	A		Non-QM	1
XXXXXXX	6000086253	XXXXXXXXXXXXXX	7062002	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Gift funds max 70% LTV for owner occupied		Exception granted: for 73% LTV- pricing XXXX Expended A rate sheet. 9.875% base plus .125 24 mo bank statement, plus .25 DTI, -.25 rate buydown, =9.999% to LMC. 0.5 rate buydown .50 exception. 1.125 pts to broker. Unstacked/Stacked Loan amt $XXXX/XXXX LTV 73.440%/75% OK to extend pricing to XXXX per XXXX.				12/12/2022	B	2	XXXXXXXXXX	TX	1	1	C	B	A	B	C	A	A	A		Non-QM	1
XXXXXXX	6000086253	XXXXXXXXXXXXXX	7062003	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Reserves of 3 months has not been met		Exception granted- 2 months reserves: pricing XXXX Expended A rate sheet. 9.875% base plus .125 24 mo bank statement, plus .25 DTI, -.25 rate buydown, =9.999% to LMC. 0.5 rate buydown .50 exception. 1.125 pts to broker. Unstacked/Stacked Loan amt $XXXX/XXXX LTV 73.440%/75% OK to extend pricing to XXXX per XXXX.				12/12/2022	B	2	XXXXXXXXXX	TX	1	1	C	B	A	B	C	A	A	A		Non-QM	1
XXXXXXX	6000085206	XXXXXXXXXXXXXX	7062004	110	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - legal description is missing.			Per client: We are not re-recording, this was recorded with the original documents.		Reviewer 11/18/2022 12:57 PM; Need a letter of intent to re-record along with a complete copy of the mtg/dot or evidence the legal was recorded with the mtg Client 11/21/2022 10:21 AM; We are not re-recording, this was recorded with the original documents. Please escalate if needed as this is how we have cleared this finding in the past. Thanks. Reviewer 11/21/2022 10:27 AM; Reviewer 11/21/2022 10:50 AM; Good Morning, This has been cleared. Thank you!	11/21/2022			A	1	XXXXXXXXXX	NJ	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086232	XXXXXXXXXXXXXX	7062008	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Payment shock was 3.43 which exceeds allowable of 3.0 for Super Prime		Payment shock 3.43 approved by XXXX. Compensating Factors Not likely to move, Live and work in same area as subject. Good credit, all paid as agreed FICO 758. Good residual income, $6550.0 LTV 85%				12/19/2022	B	2	XXXXXXXXXX	TN	1	1	A	B	A	B	A	A	A	A		Non-QM	1
XXXXXXX	6000086236	XXXXXXXXXXXXXX	7062009	200	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - If Condo, blanket coverage policy is missing		Subject property is an attached condo; master HOA policy is required and missing. Please provide HOA master policy. Note If the HOA master policy does not include walls-in coverage, the borrower's individual policy will be needed as well.	Information provided			12/05/2022			A	1	XXXXXXXXXX	CA	1	1		A	C	A		A	A	A		Non-QM	1
XXXXXXX	6000086230	XXXXXXXXXXXXXX	7062011	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Payment shock of 4.07 exceeds maximum allowed of 3.0.		Exception approved to allow payment shock up to 5.4. comp factors – 75% LTV, 3 years at current residence, SE for 10 years, high residual income and reserves.				11/30/2022	B	2	XXXXXXXXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	6000086230	XXXXXXXXXXXXXX	7062012	387	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		The hazard insurance policy was not effective prior to the note date. The effective date of the insurance policy was XXXX and the note date was XXXX. Hazard Insurance coverage must be sufficient and in place at or prior to consummation.	Documentation provided is sufficient. Property located in escrow state.		Reviewer 12/01/2022 08:03 PM; Provide a certified true copy from XXXX Escrow of the closing statement that reflects the closing and disbursement date of XXXX Client 12/05/2022 12:18 PM; Provided documentation has been sufficient in the past. Please clear or escalate further. Thanks. Reviewer 12/06/2022 08:05 AM; Documentation provided is sufficient. Property located in escrow state.	12/06/2022			A	1	XXXXXXXXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXXXXX	6000086231	XXXXXXXXXXXXXX	7062015	389	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Provide verification no additional active loan applications in process for the borrowers, as identified on the fraud report.	received			11/30/2022			A	1	XXXXXXXXXX	NM	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXX	6000086245	XXXXXXXXXXXXXX	7062018	862	XXXXXXXXXX	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Other:		Please correct the spelling of the county on page 3 of the DOT to reflect as "XXXX" per the legal description, appraisal and tax cert. A letter of intent to rerecord is also needed.	the county listed on pg 3 of the dot is a typo and just missing an R. Per the client per title, the recording is based off of the legal description which has the correct spelling of XXXX and correcting the one page on the DOT is not necessary. This was cleared based on the above.		Client 12/05/2022 05:43 PM; Hi, per title, the recording is based off of the legal description which has the correct spelling of XXXX and correcting the one page on the DOT is not necessary. Please escalate if needed. Thanks. Reviewer 12/06/2022 07:22 AM; Reviewer 12/06/2022 11:58 AM; Hello, This has been cleared. Thank you	12/06/2022			A	1	XXXXXXXXXX	CA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXX	6000086244	XXXXXXXXXXXXXX	7062019	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		0% tolerance violation for addition of Loan Origination Fee without a valid COC. Total tolerance violation of $1,480.00. A refund in the amount of $1,480.00 along with Post CD, lox to borrower, copy of refund check and proof of delivery required within 60 days from consummation.	coc accepted		Reviewer 12/07/2022 08:39 AM; COC provided is not a valid reason for the increase in origination fee. A refund in the amount of $1,480.00 along with Post CD, lox to borrower, copy of refund check and proof of delivery required within 60 days from consummation. Client 12/07/2022 12:04 PM; COC directly correlated with increase in origination fee. Thanks. Reviewer 12/07/2022 12:29 PM; Reviewer 12/07/2022 01:00 PM; Escalation has been assigned for Further Review Reviewer 12/08/2022 12:05 PM; Hello, This has been cleared. Thank you	12/08/2022			A	1	XXXXXXXXXX	AZ	2	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086244	XXXXXXXXXXXXXX	7062020	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			12/08/2022			A	1	XXXXXXXXXX	AZ	2	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXX	4000008768	XXXXXXXXXXXXXX	7062022	201	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - is missing.		Please provide evidence of Hazard Insurance, no images in file.	Information provided			12/08/2022			A	1	XXXXXXXXXX	NV	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXX	6000086225	XXXXXXXXXXXXXX	7062023	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			12/09/2022			A	1	XXXXXXXXXX	VA	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086225	XXXXXXXXXXXXXX	7062024	895	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Please provide the initial CD issued and received 3 days prior to consummation	Information provided			12/09/2022			A	1	XXXXXXXXXX	VA	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086225	XXXXXXXXXXXXXX	7062025	397	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Inquiries not properly addressed		Provide letter of explanation for credit inquiry on XXXX with FACTUAL DATA. All other inquiries have an explanation in file.			Client 12/09/2022 04:33 PM; LOE addresses Factual Data credit inquiry on 9/12. There is no Factual Data inquiry on 9/12 reflected on the credit report in file. This was a typo meant to address the Factual Data inquiry on 9/9. Thanks. Reviewer 12/12/2022 07:55 AM; Condition has been cleared Thank you	12/12/2022			A	1	XXXXXXXXXX	VA	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086225	XXXXXXXXXXXXXX	7062026	389	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Provide documentation to clear alerts for SSN and address listed on the credit report.	Passports, SS cards, and addition address have been addressed		Client 12/12/2022 10:31 AM; UW conditioned for both the borrower's passport and SS card to address the SSN finding. Additionally,XXXX is the only other address on credit report That was last reported in 2021. Borrower had since moved into a new rental. Thanks. Reviewer 12/12/2022 11:32 AM; Condition has been cleared Thank you	12/12/2022			A	1	XXXXXXXXXX	VA	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXXXXX	6000086239	XXXXXXXXXXXXXX	7062030	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Need E-consent dated 11/14 or prior. Earliest proof of e-consent in file is dated 11/30.	Information provided			12/05/2022			A	1	XXXXXXXXXX	NV	1	1	C	A	A	A	C	A	A	A		Non-QM	1